EXPLORATION AND EVALUATION ASSETS DISCLOSURE: SCHEDULE OF EXPLORATION COSTS (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
SCHEDULE OF EXPLORATION COSTS

	Farellón Project	Perth Project	Mateo Project	Point Piche Project	Larder Lake Project	Total Costs
Property taxes paid	$9,185	$21,295	$1,800	$-	$-	$32,280
Camp costs (including meals and travel)	2,855	-	-	-	-	2,855
Total exploration costs	$12,040	$21,295	$1,800	$-	$-	$35,135

In addition to the costs listed in the table above, during the year ended January 31, 2025, the Company incurred an additional $5,709 in claim maintenance fees on its mineral exploration properties in Chile and an additional $25,000 in general geological fees related to its mineral exploration properties in Canada. These fees are included in the mineral exploration costs in the consolidated statements of loss and comprehensive loss.

Exploration costs for the year ended January 31, 2024

	Farellón Project	Perth Project	Mateo Project	Total Costs
Property taxes paid	$10,301	$23,879	$2,018	$36,198
Assay costs	192	-	-	192
Camp costs (including meals and travel)	1,430	-	-	1,430
Total exploration costs	$11,923	$23,879	$2,018	$37,820

In addition to the costs listed in the table above, during the year ended January 31, 2024, the Company incurred an additional $5,438 in claim maintenance fees on its mineral exploration properties in Chile. These fees are included in the mineral exploration costs in the consolidated statements of loss and comprehensive loss.

Exploration costs for the year ended January 31, 2023

	Farellón Project	Perth Project	Mateo Project	Total Costs
Property taxes paid	$8,440	$19,596	$1,656	$29,692
Geology	82,931	-	-	82,931
Drilling	409,741	-	-	409,741
Equipment used	11,950	-	-	11,950
Camp costs (including meals and travel)	53,470	-	-	53,470
Assay costs	58,433	-	-	58,433
Value added tax on exploration costs	103,732	-	-	103,732
Total exploration costs	$728,697	$19,596	$1,656	$749,949